Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Major Customer [Line Items]
Revenues	$ 1,945,391	$ 1,728,488	$ 1,880,332
Customer Concentration Risk | Sales Revenue, Net | Royal Dutch Shell Plc
Revenue, Major Customer [Line Items]
Revenues			$ 259,400
Percentage of consolidated revenues			14.00%
Customer Concentration Risk | Sales Revenue, Net | BP plc [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 195,000	$ 195,000	$ 183,000
Percentage of consolidated revenues	11.00%	11.00%	10.00%